Annual Fund Operating Expenses - PUTNAM DIVERSIFIED INCOME TRUST	Oct. 30, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.99%	[1]
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.73%	[1]
Class M Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.24%	[1]
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.24%	[1]
Class Y Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.74%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.63%	[1]

[1]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.